ACQUISITION OF IMT (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Purchase Consideration
Amount of consideration:			$ 3,000	$ 0	$ 3,000
Tangible assets acquired and liabilities assumed at preliminary fair value
Cash	$ 477	$ 0	477	0	477
Accounts receivable	676	0	676	0	676
Inventories	3,329	0	3,329	0	2,649
Property and equipment	1,470	0	1,470	0	133
Other current assets	55	0	55	0
Accounts payable and deferred revenue	(423)	0	(423)	0	(423)
Deferred rent	(167)	0	(167)	0	(167)
Accrued expenses	(378)	0	(378)	0	(378)
Net tangible assets acquired	5,039	0	5,039	0	3,022
Identifiable intangible assets
Total Identifiable Intangible Assets	710	0	710	0	490
Total net assets acquired	5,749		5,749		3,512
Consideration paid			3,000
Gain on bargain purchase	0	0	2,749	0	512
Trademarks and Trade Names [Member]
Identifiable intangible assets
Total Identifiable Intangible Assets	360		360		320
Customer Relationships [Member]
Identifiable intangible assets
Total Identifiable Intangible Assets	$ 360	$ 0	$ 360	$ 0	$ 170